COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Other Commitments [Line Items]
2017	$ 21,086	$ 83,343
2018	45,454	45,455
Total	$ 66,540	$ 128,798